Capital Stock and Changes in Capital Accounts	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Capital Stock and Changes in Capital Accounts
Capital Stock and Changes in Capital Accounts

6.Capital Stock and Changes in Capital Accounts

(a)	Common Stock
i)

Receipt of Nasdaq Notice: On March 8, 2022, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, i.e. from January 21, 2022 to March 7, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the original applicable grace period to regain compliance was 180 days, or until September 5, 2022. On September 6, 2022, the Company was granted an additional 180-day period from the Nasdaq Stock Market, through March 6, 2023, to regain compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock will continue to be listed and trade on the Nasdaq (Note 9(c)). At the Company’s 2022 Annual Meeting of Shareholders held on April 5, 2022, it was approved by the Company’s shareholders that, subject to approval and implementation by the Company’s board of directors, the Company may effect one or more reverse stock splits on its issued shares of common stock, each at a ratio of not less than one-for-two and not more than one-for-10 and in the aggregate at a ratio of not more than one-for-40.

ii)

Underwritten Public Offering: On January 12, 2022, the Company filed with the SEC a registration statement on Form F-1, which was declared effective on January 20, 2022. On January 25, 2022, the Company closed an underwritten public offering of 15,571,429 units at a price of $0.77 per unit, each unit consisting of one share of the Company’s common stock (or one pre-funded warrant in lieu of one share of the Company’s common stock) and one Class A warrant to purchase one share of the Company’s common stock and was immediately separated upon issuance. In particular, upon the closing of the offering, 13,071,429 shares of common stock, 2,500,000 prefunded warrants to purchase one share of common stock, and 15,571,429 Class A warrants to purchase one share of common stock were sold.

In addition, the Company had previously agreed with certain of its’ executive officers and significant shareholders (the “selling shareholders”) to register their resale of shares of common stock, whereas an aggregate of 1,777,148 shares of common stock for certain of the selling shareholders were registered in connection with the January 2022 offering. As such, certain selling shareholders sold an aggregate of 628,571 shares of common stock in the offering. Each of the 628,751 shares of common stock sold by the selling shareholders on the primary offering was delivered to the underwriters with one additional Class A warrant to purchase one share of common stock (sold by the Company), on a firm commitment basis. In addition, the underwriter for the offering fully-exercised its option to purchase an additional 1,148,577 common shares sold from the selling shareholders and 1,281,423 common shares along with 2,430,000 Class A warrants sold from the Company (Note 6(b)). Each of the 1,148,577 shares of common stock sold by the selling shareholders upon exercise of the underwriters’ over-allotment option, was sold with one Class A warrant (sold by the Company) to purchase one share of common stock, on a firm commitment basis. The Company did not receive any of the proceeds from the sale of common shares by the selling shareholders and only received the proceeds for the class A warrants sold together with the selling shareholders’ shares of common stock (i.e. 1,777,148 class A warrants in aggregate). As at June 30, 2022, following also the exercise of 4,156,000 Class A warrants and all prefunded warrants, discussed in Note 6(b) below, the Company’s issued and outstanding common stock was 29,829,092 common shares. The net proceeds received during the six month period ended June 30, 2022, under the Underwritten Public Offering, including the exercise of Class A and prefunded warrants discussed in Note 6(b) below and after deducting underwriting commissions and offering expenses payable by the Company, amounted to $14,678.

(b)

Warrants: In connection with the underwritten public offering which closed in January 2022, all prefunded warrants (i.e. 2,500,000) and 4,156,000 Class A warrants have been exercised, and 14,474,000 Class A warrants remain available for exercise at an exercise price of $0.77 per share for up to an aggregate of the same number of shares of common stock as at June 30, 2022. The Class A warrants were immediately exercisable and expire in five years from issuance, i.e. in January 2027. The Company may at any time during the term of its Class A warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The Class A warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the Class A warrants can be exercised by means of a cashless exercise as disclosed in the warrants’ agreements. All Class A warrants are classified in equity, according to the Company’s significant accounting policy. Based on the terms of the Class A warrants’ agreement, each holder of the Class A warrants is, at any time after the issuance of the warrants, entitled to participate in distribution of dividends by the Company, if and when declared, to the same extent that the holder would participate for each common share that such holder would be entitled to receive upon complete exercise of their Class A warrants (Note 6(e).

(c)

Series C Preferred Stock: As at June 30, 2022 and December 31, 2021, the Company had 10,000 shares of Series C Preferred Stock issued and outstanding with par value $0.01 per share, while as at June 30, 2022, additional 1,982 shares of Series C Preferred Stock have been granted (but not yet issued) under the Company’s amended and restated 2021 Equity Incentive Plan (Note 6(d)), at a stated value of $1,000 per share with liquidation preference at $1,000. The Series C Preferred Stock has no voting rights except (1) in respect of amendments to the Articles of Incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (i.e. November 29, 2021) with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issue date, at a conversion price equal to the lesser of $6.50 and the 10-trading day trailing VWAP of the common shares, subject to certain adjustments or at any time after the issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs of the Company). DSI however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, DSI (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company. For the six month period ended June 30, 2022 dividends declared and dividends paid on Series C preferred stock amounted to $471 and $300, respectively (Note 9(a)). No dividends were declared during the period from inception (April 15, 2021) through June 30, 2021.

(d)

Equity Incentive Plan: On March 23, 2022, the Company’s 2021 Equity Incentive Plan was amended and restated to, among other things, permit grants of Series C Preferred Shares thereunder, in an aggregate amount of up to 10,000 shares. On April 15, 2022, the Company’s Board of Directors approved the award and grant of 1,982 shares of Series C preferred stock to executive management and non-executive directors, pursuant to the Company’s amended and restated plan, for a fair value of $1,500, to vest over a service period of two years. The fair value of the Series C preferred stock awarded, was determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the transaction. As at June 30, 2022, 1,982 shares of Series C preferred stock remained reserved for issuance according to the Company’s incentive plan. During the six month period ended June 30, 2022 and for the period from inception (April 15, 2021) through June 30, 2021, compensation cost on restricted stock amounted to $158 and nil, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. At June 30, 2022, the total unrecognized compensation cost relating to restricted share awards was $1,342.

(e)

Dividend to common stock and Class A warrants’ holders: On March 18, 2022, the Company’s Board of Directors declared a cash dividend of $0.05 per share for the fourth quarter ended December 31, 2021, to its’ common stock holders of record April 1, 2022. The Company had 29,829,092 shares of common stock issued and outstanding on the record date (April 1, 2022). Holders of the Company’s Class A warrants as of April 1, 2022 received a cash payment in the amount of $0.05 for each common share that such holder would be entitled to receive upon exercise of their Class A Warrants. As of record date April 1, 2022, there were Class A Warrants exercisable for an aggregate of 14,474,000 common shares. On April 11 and 13, 2022, the Company paid a dividend of $1,491 on common stock and of $724 on Class A warrants holders of record April 1, 2022, amounting to $2,215 in aggregate.

On May 30, 2022, the Company’s Board of Directors declared a cash dividend of $0.01 per share for the first quarter ended March 31, 2022, to its’ common stock holders of record June 14, 2022. The Company had 29,829,092 shares of common stock issued and outstanding on the record date (June 14, 2022). Holders of the Company’s Class A warrants as of June 14, 2022 received a cash payment in the amount of $0.01 for each common share that such holder would be entitled to receive upon exercise of their Class A Warrants. As of record date June 14, 2022, there were Class A Warrants exercisable for an aggregate of 14,474,000 common shares. On June 21, 2022, the Company paid a dividend of $299 on common stock and of $144 on Class A warrants holders of record June 14, 2022, amounting to $443 in aggregate (Note 7).

6.Capital Stock and Changes in Capital Accounts

a)Common Stock: As at April 15, 2021, the date of Company’s incorporation, the Company’s authorized share capital was 500 shares of common stock, par value $0.01 per share, issued to DSI. On November 29, 2021, the Company’s articles of incorporation were amended and restated. Under the Company’s amended and restated articles of incorporation, the Company’s authorized common stock consists of 1,000,000,000 shares of common stock, par value $0.01 per share, of which 8,820,240 shares were issued and outstanding on November 29, 2021, immediately upon the Spin-Off consummation (Note 3(c)). As at December 31, 2021, the Company’s authorized common stock is 1,000,000,000 shares of common stock, of which 8,820,240 shares are issued and outstanding (all shares of common stock in registered form) (Note 10 (a)).

b)Preferred Stock:  Under the Company’s amended and restated articles of incorporation, authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which (i) 1,000,000 shares are designated as Series A Participating Preferred Stock, none of which was issued and outstanding as of November 29, 2021, (ii) 500,000 shares are designated Series B Preferred Stock, all of which were issued and outstanding as of November 29, 2021, and (iii) 10,000 shares are designated Series C Preferred Stock, all of which were issued and outstanding as of November 29, 2021. All of the Company’s shares of preferred stock are in registered form. As at December 31, 2021, the Company’s authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Stock, 500,000 are designated as Series B Preferred Stock and 10,000 are designated as Series C Preferred Stock (Notes 3(c), 6(c) and 6(d)). As of December 31, 2021, there is no Series A Participating Preferred Stock issued and outstanding.

c)Series B Preferred Stock to Diana Shipping Inc.:  As at December 31, 2021, the Company had 500,000 Series B Preferred Stock issued and outstanding with par value $0.01 per share, issued to DSI. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s shareholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s shareholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s shareholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.

d)Series C Preferred Stock to Diana Shipping Inc.:  As at December 31, 2021, the Company had 10,000  shares of Series C Preferred Stock issued and outstanding with par value $0.01 per share, at $1,000 per share with liquidation preference at $1,000. The Series C Preferred Stock has no voting rights except (1) in respect of amendments to the Articles of Incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (i.e. November 29, 2021) with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at Diana Shipping’s option commencing upon the first anniversary of the original issue date, at a conversion price equal to the lesser of $6.50 and the 10-trading day trailing VWAP of the common shares, subject to certain adjustments or at any time after the issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs of the Company). Diana Shipping, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, Diana Shipping (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company. The Company in its assessment for the accounting of the Series C Preferred Stock has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the preferred shares should be classified as equity instead of liability. The Company further analyzed key features of the Series C Preferred Stock to determine whether it is more akin to equity or to debt and concluded that the Series C Preferred Stock is equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. For 2021, dividends on Series C preferred stock amounted to $69.

e)Incentive plan:On November 2, 2021, the Company’s Board of Directors has approved and the Company has as of November 29, 2021, adopted the Equity Incentive Plan for 1,000,000 common shares, none of which has been granted as of December 31, 2021. Under the Equity Incentive Plan and as amended, the Company’s employees, officers and directors are entitled to receive options to acquire the Company’s common stock. The Equity Incentive Plan is administered by the Compensation Committee of the Company’s Board of Directors or such other committee of the Board as may be designated by the Board. Under the terms of the Equity Incentive Plan, the Company’s Board of Directors is able to grant (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock, (f) other equity-based or equity-related awards, (g) dividend equivalents and (h) cash awards. No options or stock appreciation rights can be exercisable subsequent to the tenth anniversary of the date on which such Award was granted. Under the Equity Incentive Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company (Note 10(e)).